INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET
5.	INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	December 31,	June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Software	1,297	1,297	194
Customer relationship	9,170	9,170	1,369
Medical license	5,300	5,300	791
Total	15,767	15,767	2,354
Less: Accumulated amortization	(1,610)	(1,184)	(177)
Less: Impairment-medical license	(5,300)	(5,300)	(791)
Less: Impairment-Customer relationship	—	(9,170)	(1,369)
Intangible assets, net	8,857	113	17

Amortization expense for six months ended June 30, 2021 and 2022 amounted to RMB275 and RMB833 (US$125), respectively. For the six months ended June 30, 2022, due to the slow development of Anpai Shanghai, the Company evaluated the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition and determined that the fair value of intangible assets of Anpai Shanghai was Nil. Therefore, the Company impaired the carrying value intangible assets acquired from the acquisition of Anpai Shanghai of RMB7,911(US$1,181), which original value was RMB9,170 and accumulated amortization is RMB1,259.

5.	INTANGIBLE ASSETS, NET (CONTINUED)

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Twelve months ending June 30,	RMB
2023	47
2024	8
2025	8
2026	8
2027	8
Thereafter	34
Total	113